ACCOUNTS RECEIVABLE NET (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
ACCOUNTS RECEIVABLE NET
Accounts receivable - tailored job readiness training services	$ 1,567,149	$ 1,509,125
Accounts receivable - smart campus projects	65,332	113,435
Sub-total	1,632,481	1,622,560
Less: allowance for doubtful accounts	(169,910)	(169,330)
Accounts receivable, net	$ 1,462,571	$ 1,453,230